Property And Equipment	11 Months Ended
Apr. 30, 2015
Property and Equipment [Abstract]
Property and Equipment

8.    Property and Equipment

Property and equipment, net consists of the following for the periods indicated:

	April 30,	May 31,	Useful Lives
(in millions)	2015	2014	(in years)
Land, buildings and leasehold improvements	$76.5	$75.2	1–36
Computer equipment and software	158.7	148.7	1–7
Other equipment, furniture and fixtures	37.2	35.9	1–13
Equipment under capital leases	11.9	15.5
Total property and equipment	284.3	275.3
Less: accumulated depreciation and amortization	(202.5)	(192.5)
Property and equipment, net	$81.8	$82.8

Depreciation expense related to our property and equipment for fiscal 2015, 2014 and 2013 was $28.0 million, $29.6 million and $29.6 million, respectively.

Amortization expense for equipment under capital leases was $3.5 million, $4.0 million and $1.6 million for fiscal 2015, 2014 and 2013, respectively. Accumulated amortization for equipment under capital leases was $4.7 million and $6.8 million as of April 30, 2015 and May 31, 2014, respectively.

We have asset retirement obligations primarily related to certain of our leased facilities in Europe. The accrued asset retirement obligations at April 30, 2015 and May 31, 2014, were $7.0 million and $9.0 million, respectively.